Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (4,209)	$ (3,465)	$ (4,092)	$ (3,024)
Total realized and unrealized gains (losses) included in income	628	(188)	523	(287)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(1,083)	(82)	(1,797)	(378)
Movements Sales/Settlements	334	56	1,036	10
Transfers Out of Level 3	8		8
Fair value ending balance	(4,322)	(3,679)	(4,322)	(3,679)
Change in Unrealized gain (losses) on instruments still held	573	(189)	494	(255)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,128)	(769)	(1,026)	(659)
Total realized and unrealized gains (losses) included in income	423	(168)	276	(316)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(27)	(37)	(58)	(75)
Movements Sales/Settlements	55	89	130	165
Transfer Into Level 3	(1)	(4)		(4)
Fair value ending balance	(678)	(889)	(678)	(889)
Change in Unrealized gain (losses) on instruments still held	436	(167)	294	(293)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(85)	(64)	(83)	(63)
Total realized and unrealized gains (losses) included in income	(12)	(12)	(22)	(16)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements		(1)	8	2
Fair value ending balance	(97)	(77)	(97)	(77)
Change in Unrealized gain (losses) on instruments still held	(10)	(11)	(15)	(15)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		2	(1)	1
Total realized and unrealized gains (losses) included in income	11		10	(1)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	2		3	2
Transfer Into Level 3		(4)	1	(4)
Fair value ending balance	13	(2)	13	(2)
Change in Unrealized gain (losses) on instruments still held	11		11
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,024)	(699)	(925)	(624)
Total realized and unrealized gains (losses) included in income	490	(190)	357	(295)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(27)	(37)	(58)	(75)
Movements Sales/Settlements	31	101	96	169
Transfer Into Level 3	(1)		(1)
Fair value ending balance	(531)	(825)	(531)	(825)
Change in Unrealized gain (losses) on instruments still held	485	(179)	351	(281)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(19)	(8)	(17)	27
Total realized and unrealized gains (losses) included in income	(66)	34	(69)	(4)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	22	(11)	23	(8)
Fair value ending balance	(63)	15	(63)	15
Change in Unrealized gain (losses) on instruments still held	(50)	23	(53)	3
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(5)	(3)	(21)	(14)
Total realized and unrealized gains (losses) included in income	58	18	65	40
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(66)	(32)	(105)	(49)
Movements Sales/Settlements	6	4	54	10
Fair value ending balance	(7)	(13)	(7)	(13)
Change in Unrealized gain (losses) on instruments still held	58	14	65	30
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(3)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Transfer Into Level 3			(3)
Transfers Out of Level 3	3		3
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	17	10	12	20
Total realized and unrealized gains (losses) included in income		(1)
Movements purchases/Issuances	7		7
Movements Sales/ Settlements	(8)	(9)	(10)	(20)
Transfer Into Level 3	3	66	12	67
Transfers Out of Level 3	(4)		(6)	(1)
Fair value ending balance	15	66	15	66
Change in Unrealized gain (losses) on instruments still held	3	(1)	3	(1)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	8		8	3
Total realized and unrealized gains (losses) included in income		(1)		(1)
Movements Sales/ Settlements	(8)		(8)	(3)
Transfer Into Level 3		47		47
Fair value ending balance		46		46
Change in Unrealized gain (losses) on instruments still held		(1)		(1)
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		1	3	1
Movements Sales/ Settlements			(1)
Transfer Into Level 3		1		1
Transfers Out of Level 3			(2)
Fair value ending balance		2		2
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	9	9	1	16
Total realized and unrealized gains (losses) included in income				1
Movements purchases/Issuances	7		7
Movements Sales/ Settlements		(9)	(1)	(17)
Transfer Into Level 3	3	18	12	19
Transfers Out of Level 3	(4)		(4)	(1)
Fair value ending balance	15	18	15	18
Change in Unrealized gain (losses) on instruments still held	3		3
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	505	516	498	427
Total realized and unrealized gains (losses) included in income	(12)	56	(4)	59
Total realized and unrealized gains (losses) included in OCI		1		2
Movements purchases/Issuances	28	65	53	137
Movements Sales/ Settlements	(22)	(171)	(48)	(179)
Transfer Into Level 3				21
Fair value ending balance	499	467	499	467
Change in Unrealized gain (losses) on instruments still held	(17)	5	(14)	7
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	500	495	493	408
Total realized and unrealized gains (losses) included in income	(12)	56	(4)	58
Total realized and unrealized gains (losses) included in OCI		1		2
Movements purchases/Issuances	28	65	53	136
Movements Sales/ Settlements	(20)	(170)	(46)	(178)
Transfer Into Level 3				21
Fair value ending balance	496	447	496	447
Change in Unrealized gain (losses) on instruments still held	(17)	5	(14)	6
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	5	21	5	19
Total realized and unrealized gains (losses) included in income				1
Movements purchases/Issuances				1
Movements Sales/ Settlements	(2)	(1)	(2)	(1)
Fair value ending balance	3	20	3	20
Change in Unrealized gain (losses) on instruments still held				1
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,587	2,344	1,575	2,413
Total realized and unrealized gains (losses) included in income		14		24
Total realized and unrealized gains (losses) included in OCI	(24)	(9)	(23)	(12)
Movements purchases/Issuances	10	15	19	20
Movements Sales/ Settlements	76	(200)	78	(277)
Transfers Out of Level 3		(559)		(563)
Fair value ending balance	1,649	1,605	1,649	1,605
Change in Unrealized gain (losses) on instruments still held	(19)	(10)	(17)	(19)
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		210		200
Total realized and unrealized gains (losses) included in income		14		24
Movements Sales/ Settlements		(224)		(224)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		559		562
Transfers Out of Level 3		(559)		(562)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	24	23	24	24
Total realized and unrealized gains (losses) included in OCI	(4)		(4)	(1)
Fair value ending balance	20	23	20	23
Change in Unrealized gain (losses) on instruments still held				(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,518	1,495	1,507	1,492
Total realized and unrealized gains (losses) included in OCI	(1)	(1)	(1)
Movements purchases/Issuances	9	14	18	19
Movements Sales/ Settlements	76	24	78	21
Fair value ending balance	1,602	1,532	1,602	1,532
Change in Unrealized gain (losses) on instruments still held		(1)	1	(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	45	57	44	135
Total realized and unrealized gains (losses) included in OCI	(19)	(8)	(18)	(11)
Movements purchases/Issuances	1	1	1	1
Movements Sales/ Settlements				(74)
Transfers Out of Level 3				(1)
Fair value ending balance	27	50	27	50
Change in Unrealized gain (losses) on instruments still held	$ (19)	$ (9)	$ (18)	$ (17)